ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2023	2022
Trade payables	$317,888	$259,002
Accrued liabilities	253,806	250,894
Wages payable	94,368	99,972
Other liabilities	84,318	62,635
Total accounts payable and accrued liabilities	$750,380	$672,503